FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,188	$ 2,171
Forward Exchange Contracts Used For Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	947	836
Derivatives presented under non-current assets	$ 241	$ 1,335